Income Tax - Schedule of Loss Before Tax at the Statutory Tax Rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Loss before tax	$ (2,218,871)	$ (25,265,286)	$ (37,678,411)	$ (172,537,530)	$ (49,693,594)
Tax credit at the domestic rates applicable to losses in the countries/jurisdictions where the Group operates			(6,345,825)	(3,809,856)	(7,164,497)
Income not subject to tax			(471,515)	(180,380)	(134,867)
Expenses not deductible for tax			881,506	636,813	4,606,490
Tax losses and deductible temporary differences not recognized			5,955,248	3,645,841	2,448,213
Tax losses and deductible temporary differences utilized from previous periods			(12,983)	(282,239)	(4,352)
Others			102,497	52,804	(2,766)
Income tax expense/(credit) at the Group’s effective tax rate	$ 14,515	$ 57,459	$ 108,928	$ 62,983	$ (251,779)